Schedule of Gross Notional Value (Details) - Commodity Contracts [Member] - t	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Long-Term Debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gross notional values mass	16,750	3,600
Short-Term Debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gross notional values mass		500